LONG-TERM DEBT - OTHERS (Schedule of Other Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities
Total	$ 9,762	$ 10,355
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities
Tower's loans (including current maturities) [Member]
Debt Instrument [Line Items]
Long-term JPY loan - principal amount	$ 102,491	83,368
Capital leases and other long-term liabilities	119,310	159,656
Total	9,762	10,355
Less - current maturities	(58,952)	(43,310)
Fair value	$ 172,611	$ 210,069